Segment and corporate information (Tables)	3 Months Ended
Mar. 31, 2024
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

		Care	Total	Inter-segment
	Care Delivery	Enablement	Segment	eliminations	Corporate	Total
Three months ended March 31, 2024
Revenue from health care services (1)	3,365,334	—	3,365,334	—	—	3,365,334
Revenue from health care products (1)	39,890	914,194	954,084	—	—	954,084
Revenue from contracts with customers (1)	3,405,224	914,194	4,319,418	—	—	4,319,418
Revenue from insurance contracts (1)	382,930	—	382,930	—	—	382,930
Revenue from lease contracts (1)	—	22,174	22,174	—	—	22,174
Revenue from external customers	3,788,154	936,368	4,724,522	—	—	4,724,522
Inter-segment revenue	—	360,690	360,690	(360,690)	—	—
Revenue	3,788,154	1,297,058	5,085,212	(360,690)	—	4,724,522
Operating income (loss)	188,549	70,215	258,764	838	(13,589)	246,013
Interest						(88,187)
Income before income taxes						157,826
Depreciation and amortization	(264,654)	(115,365)	(380,019)	10,332	(18,048)	(387,735)
Impairment loss	(123,661)	(1,047)	(124,708)	—	—	(124,708)
Income (loss) from equity method investees	28,843	—	28,843	—	—	28,843
Total assets (1)	44,033,238	13,640,881	57,674,119	(34,533,212)	11,195,192	34,336,099
thereof investment in equity method investees (1)	615,755	—	615,755	—	—	615,755
Additions of property, plant and equipment, intangible assets and right-of-use assets (1)	188,950	85,846	274,796	(10,178)	20,420	285,038
Three months ended March 31, 2023
Revenue from health care services (1)	3,465,868	—	3,465,868	—	—	3,465,868
Revenue from health care products (1)	42,816	933,753	976,569	—	—	976,569
Revenue from contracts with customers (1)	3,508,684	933,753	4,442,437	—	—	4,442,437
Revenue from insurance contracts (1)	246,863	—	246,863	—	—	246,863
Revenue from lease contracts (1)	—	14,918	14,918	—	—	14,918
Revenue from external customers	3,755,547	948,671	4,704,218	—	—	4,704,218
Inter-segment revenue	—	361,858	361,858	(361,858)	—	—
Revenue	3,755,547	1,310,529	5,066,076	(361,858)	—	4,704,218
Operating income (loss)	284,485	(24,475)	260,010	(9,252)	10,179	260,937
Interest						(82,572)
Income before income taxes						178,365
Depreciation and amortization	(288,229)	(115,035)	(403,264)	9,716	(18,057)	(411,605)
Impairment loss	(1,916)	(24,293)	(26,209)	—	—	(26,209)
Income (loss) from equity method investees	26,101	1,413	27,514	—	—	27,514
Total assets (1)	40,048,443	14,645,444	54,693,887	(27,595,235)	8,401,863	35,500,515
thereof investment in equity method investees (1)	463,839	334,186	798,025	—	—	798,025
Additions of property, plant and equipment, intangible assets and right- of-use assets (1)	188,486	109,289	297,775	—	12,812	310,587

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker. Additionally, the Company has adjusted the prior period financial information in order to include additional contracts identified during the course of the year ended December 31, 2023 which were subject to certain disclosures in accordance with IFRS 17.